JD Finance reorganization (Details 5) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
JD Finance
JD Finance reorganization
Maximum exposure to loss	¥ 12,076,035,000	¥ 9,560,426,000
Held-for-sale | JD Finance
JD Finance reorganization
Profit sharing payments recognized	¥ 0